Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2012
Federated Prudent DollarBear Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Prudent DollarBear Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) or Class IS Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost" section of the Prospectus on page 10.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Fee Waiver or Reimbursement Over Assets Later of Termination or Next Effective Prospectus	fist3_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in fixed-income securities, primarily with short-term maturities, issued by governments and governmental agencies of developed countries, including the United States, as well as other countries with sound economic and financial systems. The Fund considers developed countries to be those represented in the MSCI World Index. The MSCI World Index is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of October 2012, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The country membership of the MSCI World Index is subject to change.

Typically, the dollar-weighted average maturity of the Fund's portfolio of debt securities will be less than 18 months. As a non-fundamental operating policy, under normal market conditions, the Fund will invest 70% or more of its portfolio in non-U.S. dollar-denominated investments and gold-related investments (gold related investments are the stock of any issuer that engages primarily, but not exclusively, in the business of finding, extracting, transporting, refining, manufacturing or selling gold), which may be denominated in U.S. dollars. The Fund may invest, for temporary or defensive purposes, more than 30% of its assets in U.S. dollar-denominated investments. The Fund's primary consideration in selecting investments in debt securities is currency movements as it relates to stability of global purchasing power. The Fund attempts to minimize credit risk by only investing in securities rated in the highest two rating categories of a nationally recognized rating agency or unrated securities that are deemed by the Adviser to be of equivalent credit quality. In addition, the Fund may also invest in securities (including equity securities of companies that mine gold) whose performance is linked to the price of gold. From time to time, the Fund may invest in liquid equity securities of companies owning commodity-related assets (e.g., timber, oil or other "hard assets") that the Adviser believes would increase in value if the dollar declines in value relative to other currencies. The Fund may also buy and sell foreign currencies. Under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index. The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.

		The Adviser actively manages the Fund's portfolio. It is possible that the Fund's annual portfolio turnover rate may exceed 100%.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar-denominated securities.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Gold and Other Precious Metals Investing Risk. The prices of gold and other precious metals, and the prices of securities whose performance is linked to the price of gold and other precious metals, have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances or trade or currency restrictions between countries.
  Risk of Investing in Commodities. Because the Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly over a sustained period of time.
  Interest Rate Risk. In general, the value of debt securities falls when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risk of Investing in Fluctuating NAV Funds. This Fund is not a money market fund. The Share performance of this Fund fluctuates on a daily basis.
  Risk of Investing in Hybrid Instruments. Hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Prospectus. Hybrid instruments may also involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency and commodity risks.
  Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the Prudent Global Income Fund (the "Predecessor Fund") pursuant to a reorganization that took place on December 5, 2008. Accordingly, the performance information and financial information for Class A Shares provided in this Prospectus for periods prior to December 5, 2008, is based on historical information for the Predecessor Fund adjusted to reflect the sales charges applicable to the Class A Shares.

		The bar chart and performance table below reflects historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Prudent DollarBear Fund - A Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's A class total return for the nine-month period from January 1, 2012 to September 30, 2012, was 1.59%.

		Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 11.24% (quarter ended June 30, 2002). Its lowest quarterly return was (6.65)% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the A class and after-tax returns for theC and IS classes will differ than those shown for the A class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's C class commenced operations on December 8, 2008. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Predecessor Fund's No Load Shares, adjusted to reflect the sales charges and expenses of the C class. The Fund's IS class commenced operations on December 8, 2008. For the periods prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Predecessor Fund's No Load Shares. The performance information of the Predecessor Fund has not been adjusted to reflect the fees and expenses of the IS class since the IS class have a lower expense ratio than the expense ratio of the Predecessor Fund's No Load Shares. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the A class and after-tax returns for theC and IS classes will differ than those shown for the A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

		(For the Periods Ended December 31, 2011)
Federated Prudent DollarBear Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	584
3 Years	rr_ExpenseExampleYear03	867
5 Years	rr_ExpenseExampleYear05	1,171
10 Years	rr_ExpenseExampleYear10	2,033
1 Year	rr_ExpenseExampleNoRedemptionYear01	584
3 Years	rr_ExpenseExampleNoRedemptionYear03	867
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,033
2002	rr_AnnualReturn2002	29.60%
2003	rr_AnnualReturn2003	16.30%
2004	rr_AnnualReturn2004	3.39%
2005	rr_AnnualReturn2005	(4.25%)
2006	rr_AnnualReturn2006	11.51%
2007	rr_AnnualReturn2007	10.66%
2008	rr_AnnualReturn2008	0.32%
2009	rr_AnnualReturn2009	5.52%
2010	rr_AnnualReturn2010	4.53%
2011	rr_AnnualReturn2011	(0.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's A class total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.65%)
1 Year	rr_AverageAnnualReturnYear01	(4.74%)
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	6.86%
Federated Prudent DollarBear Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.06%
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Federated Prudent DollarBear Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Federated Prudent DollarBear Fund | Return After Taxes on Distributions | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Federated Prudent DollarBear Fund | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.94%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Federated Prudent DollarBear Fund | BofA Merrill Lynch Pan-Europe Government 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.82%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.09%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.30%	[2]
Federated Prudent DollarBear Fund | U.S. Dollar Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.86%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(3.69%)	[3]

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A , C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.29%, 2.04% and 1.04% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index tracks the total return performance of the outstanding debt of European sovereign issuers. It is a market-capitalization weighted basket comprising bonds issued in their respective domestic markets and denominated in their local currency. This index is further segmented by debt issues maturing in one to three years.
[3]	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. Under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index.